 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending October 31, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
10/7/03	Shares of beneficial interest	20,000	8.6179	9.56	Merrill Lynch
10/7/03	Shares of beneficial interest	19,700	8.6	9.56	Merrill Lynch
10/8/03	Shares of beneficial interest	20,000	8.6325	9.58	Merrill Lynch
10/9/03	Shares of beneficial interest	20,000	8.6288	9.57	Merrill Lynch
10/10/03	Shares of beneficial interest	15,700	8.67	9.55	Merrill Lynch
10/10/03	Shares of beneficial interest	12,000	8.67	9.55	Merrill Lynch
10/15/03	Shares of beneficial interest	19,000	8.6454	9.53	Merrill Lynch
10/16/03	Shares of beneficial interest	19,000	8.65	9.53	Merrill Lynch
10/17/03	Shares of beneficial interest	6,300	8.62	9.53	Merrill Lynch
10/20/03	Shares of beneficial interest	900	8.6	9.54	Merrill Lynch
10/21/03	Shares of beneficial interest	7,400	8.6495	9.55	Merrill Lynch
10/22/03	Shares of beneficial interest	11,000	8.65	9.56	Merrill Lynch
10/27/03	Shares of beneficial interest	18,000	8.7	9.55	Merrill Lynch

Total Shares Repurchased: 189,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management